Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries, benefits, bonuses and consulting fees	$ 1,839,441	$ 2,075,893	$ 2,936,816
Share-based payments	1,345,952	6,881,641	7,045,994
Total	$ 3,185,393	$ 8,957,534	$ 9,982,810